Other Current Assets - Schedule of Other Current Assets (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers	$ 376,191
Other receivable	72,804	41,878
Other current assets	$ 448,995	$ 41,878